Mining concessions, development costs, property, plant and equipment, net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		$ 1,949,555	$ 1,960,025
Balance as of December		1,847,615	1,949,555	$ 1,960,025
Gross carrying amount [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		3,596,342	3,501,216
Additions		172,509	277,824
Disposals		(9,725)		(18,056)
Sales		(9,908)	(122,906)
Reclassifications and transfers		(21,815)	(41,736)
Balance as of December		3,727,403	3,596,342	3,501,216
Accumulated depreciation, amortisation and impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		1,611,982	1,510,809
Additions		253,968	222,495
Disposals		(262)		(3,043)
Sales		(9,282)	(101,259)
Reclassifications and transfers		(2,893)	(17,020)
Balance as of December		1,853,513	1,611,982	1,510,809
Accumulated impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		34,805	30,382
Additions		0	21,620
Disposals		(8,530)		0
Sales		0	(17,197)
Reclassifications and transfers		0	0
Balance as of December		26,275	34,805	30,382
Land [Member] | Gross carrying amount [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		22,690	22,958
Additions		783	0
Disposals		(462)		0
Sales		0	0
Reclassifications and transfers		(1,250)	(268)
Balance as of December		21,761	22,690	22,958
Land [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		1,249	0
Additions		0	0
Disposals		0	0
Sales		0	0
Reclassifications and transfers		(1,249)	1,249
Balance as of December		0	1,249	0
Mining concessions [Member] | Gross carrying amount [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		151,873	198,009
Additions		0	2
Disposals		0		0
Sales		0	(15,000)
Reclassifications and transfers		0	(31,138)
Balance as of December		151,873	151,873	198,009
Mining concessions [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		40,239	77,466
Additions		10	8
Disposals		0		0
Sales		0	(13,845)
Reclassifications and transfers		0	(23,390)
Balance as of December		40,249	40,239	77,466
Development costs [Member] | Gross carrying amount [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		712,051	652,392
Additions		32,059	69,335
Disposals		(2,656)		0
Sales		0	(10,107)
Reclassifications and transfers		1,805	431
Balance as of December		743,259	712,051	652,392
Development costs [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		263,122	241,636
Additions		35,433	30,886
Disposals		0		0
Sales		0	(7,910)
Reclassifications and transfers		(2)	(1,490)
Balance as of December		298,553	263,122	241,636
Development costs [Member] | Accumulated impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		10,153	9,487
Additions		0	2,864
Disposals		0		0
Sales		0	(2,198)
Reclassifications and transfers		0	0
Balance as of December		10,153	10,153	9,487
Buildings [member] | Gross carrying amount [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		1,279,251	1,109,167
Additions		0	835
Disposals		(2,837)		(387)
Sales		0	(28,751)
Reclassifications and transfers		66,207	198,387
Balance as of December		1,342,621	1,279,251	1,109,167
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		506,837	455,678
Additions		84,244	73,314
Disposals		0		(115)
Sales		0	(28,208)
Reclassifications and transfers		562	6,168
Balance as of December		591,643	506,837	455,678
Machinery [member] | Gross carrying amount [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		929,023	986,032
Additions		0	2,579
Disposals		(182)		(3,749)
Sales		(9,205)	(50,097)
Reclassifications and transfers		38,830	(5,742)
Balance as of December		958,466	929,023	986,032
Machinery [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		582,449	558,061
Additions		93,722	74,744
Disposals		(177)		(2,662)
Sales		(8,659)	(41,595)
Reclassifications and transfers		(1,978)	(6,099)
Balance as of December		665,357	582,449	558,061
Transportation units [member] | Gross carrying amount [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		9,946	10,416
Additions		42	11
Disposals		(138)		(190)
Sales		(510)	(1,079)
Reclassifications and transfers		1,545	788
Balance as of December		10,885	9,946	10,416
Transportation units [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		8,390	8,792
Additions		745	837
Disposals		(85)		(114)
Sales		(436)	(1,057)
Reclassifications and transfers		(15)	(68)
Balance as of December		8,599	8,390	8,792
Fixtures and fittings [member] | Gross carrying amount [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		13,902	14,047
Additions		0	31
Disposals		0		(157)
Sales		(193)	(487)
Reclassifications and transfers		(403)	468
Balance as of December		13,306	13,902	14,047
Fixtures and fittings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		9,880	9,172
Additions		644	1,109
Disposals		0		(152)
Sales		(187)	(236)
Reclassifications and transfers		(214)	(13)
Balance as of December		10,123	9,880	9,172
Units in transit [Member] | Gross carrying amount [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		4,749	30,051
Additions		11	2,822
Disposals		0		0
Sales		0	0
Reclassifications and transfers		(2,078)	(28,124)
Balance as of December		2,682	4,749	30,051
Construction in Progress [Member] | Gross carrying amount [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		101,122	105,788
Additions		67,096	173,333
Disposals		(3,450)		0
Sales		0	(190)
Reclassifications and transfers		(108,106)	(177,809)
Balance as of December		56,662	101,122	105,788
Stripping activity asset [Member] | Gross carrying amount [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance	[1]	130,447	124,467
Additions	[1]	11,279	18,282
Disposals	[1]	0		(13,573)
Sales	[1]	0	0
Reclassifications and transfers	[1]	0	1,271
Balance as of December	[1]	141,726	130,447	124,467
Stripping activity asset [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		41,695	18,729
Additions		28,820	16,343
Disposals		0		0
Sales		0	0
Reclassifications and transfers		3	6,623
Balance as of December		70,518	41,695	18,729
Mine closure costs [Member] | Gross carrying amount [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		241,288	247,889
Additions		61,239	10,594
Disposals		0		0
Sales		0	(17,195)
Reclassifications and transfers		(18,365)	0
Balance as of December		284,162	241,288	247,889
Mine closure costs [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		158,121	141,275
Additions		10,350	25,254
Disposals		0		0
Sales		0	(8,408)
Reclassifications and transfers		0	0
Balance as of December		168,471	158,121	141,275
Mine closure costs [Member] | Accumulated impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		20,121	10,990
Additions		0	17,916
Disposals		(5,693)		0
Sales		0	(8,785)
Reclassifications and transfers		(1,221)	0
Balance as of December		13,207	20,121	10,990
Mining Concessions And Development Costs [Member] | Accumulated impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening balance		4,531	9,905
Additions		0	840
Disposals		(2,837)	0
Sales		0	(6,214)
Reclassifications and transfers		1,221	0
Balance as of December		$ 2,915	$ 4,531	$ 9,905

[1]	In mid-2016, a landslide occurred in the west wall of the Tajo Norte; consequently, it was decided not to mine this area due to stability and operational design issues. According to the distribution of reserves, this area (Phase 10) contained 5.5 MT of ore and 9.2 MT of waste valued at US$13,573,000, which were withdrawn from the reserves in the year 2017.